Related Party Transactions - Parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (223)	£ (1,000)	£ (291)
Interest, fees and other expenses paid	724	235	189
Amounts owed by related parties	5,415	5,605
Amounts payable, related party transactions	(3,282)	(2,983)
Loans and advances to banks	1,216	1,105
Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Dividend income	1,685	1,212	1,497
Loans and advances to banks	1,816	4,800
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(12)	(863)	(210)
Interest, fees and other expenses paid	475	47	34
Amounts owed by related parties	903	1,423
Amounts payable, related party transactions	(2,250)	(1,732)
Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(28)	(60)	(47)
Interest, fees and other expenses paid	194	171	151
Amounts owed by related parties	26	31
Amounts payable, related party transactions	(251)	(278)
Santander UK Group Undertakings | Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Loans and advances to banks	1,772
Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(990)	(192)	0
Interest, fees and other expenses paid	43	656	0
Amounts owed by related parties	15,004	15,597
Amounts payable, related party transactions	(1,092)	(3)
Santander UK Group Holdings plc | Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	0	0	0
Interest, fees and other expenses paid	36	0	0
Amounts owed by related parties	0	0
Amounts payable, related party transactions	(1,092)	0
Santander UK Group Holdings plc | Subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(990)	(192)	0
Interest, fees and other expenses paid	7	656	£ 0
Amounts owed by related parties	15,004	15,597
Amounts payable, related party transactions	£ 0	£ (3)